Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000089421
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	A
Trading Symbol	ABFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[1]
AssetsNet	$ 107,835,283
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 278,989
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004802
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Advisor
Trading Symbol	ABLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[2]
AssetsNet	$ 107,835,283
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 278,989
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000092338
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	C
Trading Symbol	ABCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.94%	[3]
AssetsNet	$ 107,835,283
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 278,989
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002090
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor
Trading Symbol	AABPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$58	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[4]
AssetsNet	$ 107,835,283
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 278,989
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002089
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	R5
Trading Symbol	AADBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[5]
AssetsNet	$ 107,835,283
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 278,989
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000085576
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Y
Trading Symbol	ACBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[6]
AssetsNet	$ 107,835,283
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 278,989
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000089428
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	A
Trading Symbol	AIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[7]
AssetsNet	$ 588,733,814
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,715,972
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004786
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Advisor
Trading Symbol	AAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[8]
AssetsNet	$ 588,733,814
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,715,972
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000092345
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	C
Trading Symbol	AILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.09%	[9]
AssetsNet	$ 588,733,814
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,715,972
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004785
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Investor
Trading Symbol	AAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[10]
AssetsNet	$ 588,733,814
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,715,972
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004784
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R5
Trading Symbol	AAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[11]
AssetsNet	$ 588,733,814
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,715,972
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000185593
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	R6
Trading Symbol	AAERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[12]
AssetsNet	$ 588,733,814
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,715,972
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000079124
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Y
Trading Symbol	ABEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[13]
AssetsNet	$ 588,733,814
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,715,972
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000167880
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	Investor
Trading Symbol	GHQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[14]
AssetsNet	$ 354,916,793
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 535,836
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000167879
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	R5
Trading Symbol	GHQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[15]
AssetsNet	$ 354,916,793
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 535,836
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000211731
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	R6
Trading Symbol	GHQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[16]
AssetsNet	$ 354,916,793
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 535,836
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000167881
Shareholder Report [Line Items]
Fund Name	Garcia Hamilton Quality Bond Fund
Class Name	Y
Trading Symbol	GHQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[17]
AssetsNet	$ 354,916,793
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 535,836
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000206040
Shareholder Report [Line Items]
Fund Name	IMC International Small Cap Fund
Class Name	Investor
Trading Symbol	TIVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.30%	[18]
AssetsNet	$ 217,562,174
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 590,781
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,562,174
# of Portfolio Holdings	164
Portfolio Turnover Rate	89%
Total Management Fees Paid	$590,781

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	93.8
Investment Companies	4.2
Common Stocks	1.3
Securities Lending Collateral	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	0.8
Consumer Staples	1.3
Utilities	2.0
Health Care	2.9
Consumer Discretionary	4.2
Financials	8.9
Energy	10.4
Materials	10.7
Information Technology	28.7
Industrials	30.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ibiden Co. Ltd.	1.1
Enerflex Ltd.	1.1
Samsung Electro-Mechanics Co. Ltd.	1.0
MTAR Technologies Ltd.	1.0
Kioxia Holdings Corp.	1.0
Tamarack Valley Energy Ltd.	1.0
5N Plus, Inc.	0.9
ASPEED Technology, Inc.	0.9
Asia Vital Components Co. Ltd.	0.9
Browave Corp.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000206039
Shareholder Report [Line Items]
Fund Name	IMC International Small Cap Fund
Class Name	R5
Trading Symbol	TOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.89%	[19]
AssetsNet	$ 217,562,174
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 590,781
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,562,174
# of Portfolio Holdings	164
Portfolio Turnover Rate	89%
Total Management Fees Paid	$590,781

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	93.8
Investment Companies	4.2
Common Stocks	1.3
Securities Lending Collateral	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	0.8
Consumer Staples	1.3
Utilities	2.0
Health Care	2.9
Consumer Discretionary	4.2
Financials	8.9
Energy	10.4
Materials	10.7
Information Technology	28.7
Industrials	30.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ibiden Co. Ltd.	1.1
Enerflex Ltd.	1.1
Samsung Electro-Mechanics Co. Ltd.	1.0
MTAR Technologies Ltd.	1.0
Kioxia Holdings Corp.	1.0
Tamarack Valley Energy Ltd.	1.0
5N Plus, Inc.	0.9
ASPEED Technology, Inc.	0.9
Asia Vital Components Co. Ltd.	0.9
Browave Corp.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000206041
Shareholder Report [Line Items]
Fund Name	IMC International Small Cap Fund
Class Name	Y
Trading Symbol	TOVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$62	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.10%	[20]
AssetsNet	$ 217,562,174
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 590,781
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$217,562,174
# of Portfolio Holdings	164
Portfolio Turnover Rate	89%
Total Management Fees Paid	$590,781

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	93.8
Investment Companies	4.2
Common Stocks	1.3
Securities Lending Collateral	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	0.8
Consumer Staples	1.3
Utilities	2.0
Health Care	2.9
Consumer Discretionary	4.2
Financials	8.9
Energy	10.4
Materials	10.7
Information Technology	28.7
Industrials	30.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Ibiden Co. Ltd.	1.1
Enerflex Ltd.	1.1
Samsung Electro-Mechanics Co. Ltd.	1.0
MTAR Technologies Ltd.	1.0
Kioxia Holdings Corp.	1.0
Tamarack Valley Energy Ltd.	1.0
5N Plus, Inc.	0.9
ASPEED Technology, Inc.	0.9
Asia Vital Components Co. Ltd.	0.9
Browave Corp.	0.9

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000089422
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	A
Trading Symbol	ALVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[21]
AssetsNet	$ 3,006,439,135
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 8,808,509
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004803
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Advisor
Trading Symbol	AVASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[22]
AssetsNet	$ 3,006,439,135
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 8,808,509
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000092339
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	C
Trading Symbol	ALVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%	[23]
AssetsNet	$ 3,006,439,135
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 8,808,509
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002970
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Investor
Trading Symbol	AAGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[24]
AssetsNet	$ 3,006,439,135
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 8,808,509
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000002969
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	R5
Trading Symbol	AADEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[25]
AssetsNet	$ 3,006,439,135
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 8,808,509
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000185590
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	R6
Trading Symbol	AALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[26]
AssetsNet	$ 3,006,439,135
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 8,808,509
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000079122
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Y
Trading Symbol	ABLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[27]
AssetsNet	$ 3,006,439,135
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 8,808,509
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000089424
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	A
Trading Symbol	ABSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.19%	[28]
AssetsNet	$ 3,829,405,021
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 12,167,959
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004770
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Advisor
Trading Symbol	AASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$69	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.26%	[29]
AssetsNet	$ 3,829,405,021
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 12,167,959
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000092341
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	C
Trading Symbol	ASVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.02%	[30]
AssetsNet	$ 3,829,405,021
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 12,167,959
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004769
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Investor
Trading Symbol	AVPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[31]
AssetsNet	$ 3,829,405,021
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 12,167,959
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000004768
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R5
Trading Symbol	AVFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%	[32]
AssetsNet	$ 3,829,405,021
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 12,167,959
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000180103
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R6
Trading Symbol	AASRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[33]
AssetsNet	$ 3,829,405,021
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 12,167,959
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000079123
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Y
Trading Symbol	ABSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$46	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[34]
AssetsNet	$ 3,829,405,021
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 12,167,959
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

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